Pensions and Other Post-Employment Benefits - Summary of Pension and OPEB Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Benefits
Disclosure of defined benefit plans [line items]
Current Service Costs	$ 16	$ 13	$ 11
Past Service Costs – Curtailments	(1)	0	0
Net Interest Costs	3	3	3
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	(9)	(5)	(15)
(Gains) Losses From Experience Adjustments	4	1	(4)
(Gains) Losses From Changes in Demographic Assumptions	(1)	0	0
(Gains) Losses From Changes in Financial Assumptions	(18)	15	12
Defined Benefit Plan Cost (Recovery)	(6)	27	7
Defined Contribution Plan Cost	68	22	21
Total Plan Cost	62	49	28
OPEB
Disclosure of defined benefit plans [line items]
Current Service Costs	9	1	1
Past Service Costs – Curtailments	(3)	0	0
Net Interest Costs	6	0	1
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	0	0	0
(Gains) Losses From Experience Adjustments	10	(2)	0
(Gains) Losses From Changes in Demographic Assumptions	(3)	0	0
(Gains) Losses From Changes in Financial Assumptions	(30)	1	1
Defined Benefit Plan Cost (Recovery)	(11)	0	3
Defined Contribution Plan Cost	0	0	0
Total Plan Cost	$ (11)	$ 0	$ 3